FINANCE COSTS - Summary of Finance Costs (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Analysis of income and expense [abstract]
Corporate bonds	$ 19,148.2		$ 19,278.1	$ 17,848.9
Lease liabilities	453.7		373.4	382.0
Bank loans	378.5		150.8	95.4
Others	5.9		3.4	2.8
Less: Capitalized interest under property, plant and equipment	(7,615.9)		(9,310.3)	(6,329.7)
Finance costs	$ 12,370.4	$ 394.3	$ 10,495.4	$ 11,999.4